Premises and equipment_Details of changes in right-of-use assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	₩ 435,791 [1]
Changes in right-of-use assets [Abstract]
New contracts	260,298
Termination	(3,981)
Depreciation	(229,727)
Business combination	5,552
Others	(819)
Ending balance	467,114
Building
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	416,828
Changes in right-of-use assets [Abstract]
New contracts	251,992
Termination	(3,803)
Depreciation	(219,743)
Business combination	5,438
Others	(834)
Ending balance	449,878
Equipment and vehicles
Reconciliation of changes in right-of-use assets [Abstract]
Beginning balance	18,963
Changes in right-of-use assets [Abstract]
New contracts	8,306
Termination	(178)
Depreciation	(9,984)
Business combination	114
Others	15
Ending balance	₩ 17,236

[1]	The differences have occurred due to prepaid, unpaid lease payment, transfer, etc. and there is no effect on retained earnings.